Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities	12 Months Ended
Dec. 31, 2024
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities
3.	Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities

The Company completed acquisitions, investments (including debt securities) and the purchase of intangible assets in the amount of €104,621, €137,626 and €745,500 in 2024, 2023 and 2022, respectively. In 2024, €104,567 was paid in cash and €54 were assumed obligations and non-cash consideration. In 2023, €137,565 was paid in cash and €61 were assumed obligations and non-cash consideration. In 2022, €164,774 was paid in cash and €580,726 were assumed obligations and non-cash consideration.

Acquisitions

The Company made acquisitions of €231, €3,203 and €570,200 in 2024, 2023 and 2022, respectively in order to expand the scope of its services and to increase its market shares in the respective countries. In 2024, €177 was paid in cash and €54 were assumed obligations and non-cash consideration. In 2023, €3,142 was paid in cash and €61 were assumed obligations and non–cash consideration. Due to cash acquired as a result of the Interwell Health business combination defined and discussed below, the Company received €10,526 in cash and assumed obligations or provided non-cash consideration in the amount of €580,726 in 2022.

In 2024, the Company’s acquisition spending was driven by the purchase of certain assets from a medical technology business. In 2023 and 2022, the Company’s acquisition spending was driven primarily by the purchase of dialysis clinics and other health care service facilities in the normal course of its operations as well as the business combination of Interwell Health in 2022 (as defined and discussed below).

Impacts on consolidated financial statements from acquisitions

The assets and liabilities of all acquisitions were recorded at their estimated fair value at the date of the acquisition and are included in the Company’s financial statements and operating results from the effective date of acquisition. The measurement period adjustments from the previous year’s acquisitions did not have a significant impact on the consolidated financial statements in 2024.

The excess of the total acquisition costs over the fair value of the net assets acquired resulted in goodwill of €231 and €3,493 at December 31, 2024 and 2023, respectively.

The purchase price allocations for all collectively and individually non-material acquisitions for 2024 are not yet finalized. The Company is in the process of obtaining and evaluating the information necessary for the purchase price allocations, primarily related to property, plant and equipment, intangible assets, accounts receivable and other liabilities. In 2024, based on preliminary purchase price allocations, the Company recorded €231 of goodwill, which represents the share of both controlling and noncontrolling interests. Goodwill is mainly attributable to anticipated synergies and future cash flows expected to be generated for these acquisitions.

Business combinations during 2024 increased the Company’s net income attributable to shareholders of FME AG (Net Income) by €53, excluding the costs of the acquisitions, and revenue increased by €482. Total assets increased €231 mainly due to business combinations.

Business combination of Interwell Health

On August 24, 2022 (Acquisition Date), the Company completed a business combination among Fresenius Health Partners, Inc. (FHP), the value-based care division of the Company’s wholly owned subsidiary Fresenius Medical Care Holdings, Inc., InterWell Health LLC, a physician organization driving innovation in the kidney care space in the U.S., and Cricket, a U.S. provider of value-based kidney care with a patient engagement and data platform. The new company, InterWell Topco L.P. (NewCo), operates under the Interwell Health brand (Interwell Health).

This business combination was conducted as a non-cash transaction. The contributions of the net assets of InterWell Health LLC and Cricket were accounted for as a business combination in accordance with IFRS 3. The Company’s contribution of the net assets of FHP was recorded under common control at their respective carrying values at the Acquisition Date and the reduction of the Company’s interest in FHP, in exchange for net assets received of InterWell Health LLC and Cricket, was accounted for as an equity transaction. Upon consummation of the business combination described above, the Company holds approximately 75% of NewCo. The former owners of Cricket and InterWell Health LLC hold approximately 17% and 8%, respectively, as noncontrolling interests in NewCo.

Based on the final purchase price allocation, the following assets, including goodwill (which will not be deductible for tax purposes), were acquired and liabilities were assumed as of the Acquisition Date:

Reconciliation of goodwill recognized
	in $ THOUS	in € THOUS
Fair value of consideration transferred of the Company’s interest in FHP	397,937	400,581
Fair value of previously held equity method investment in InterWell Health LLC	175,421	176,587
	573,358	577,168

Fair Values of Assets Acquired and Liabilities Assumed
Less: Cash and cash equivalents	(57,383)	(57,764)
Less: Other assets	(2,819)	(2,838)
Less: Intangible assets	(53,609)	(53,965)
Other liabilities	13,029	13,116
Noncontrolling interests	186,336	187,573
Goodwill	658,912	663,290

Investments (including debt securities) and purchases of intangible assets

Investments (including debt securities) and purchases of intangible assets were €104,390, €134,423 and €175,300 in 2024, 2023 and 2022, respectively. These amounts were primarily driven by investments in debt securities in 2024, 2023 and 2022. Of these amounts, €104,390, €134,423 and €175,300 were paid in cash in 2024, 2023 and 2022, respectively.

Divestitures and sale of debt securities and equity investments

Proceeds from divestitures and sale of debt securities were €910,911, €326,696 and €126,454 in 2024, 2023 and 2022, respectively. For 2024 and 2023, these amounts are mainly related to the divestment of business under the Legacy Portfolio program (as defined below) and also include immaterial divestments of debt securities and equity investments. In 2022, the amount primarily relates to the divestiture of debt securities and non-consolidated equity investments. In 2024, €704,883 was received in cash and €206,028 were non–cash components. In 2023, €261,796 was received in cash and €64,900 were non-cash components. In 2022, €117,832 was received in cash and €8,622 were non-cash components.

As a result of the loss of control relating to divestitures, the Company divested current assets of €746,181 and €119,709, (including cash of €13,622 and €33,151), non-current assets of €326,525 and €402,702, current liabilities of €352,869 and €53,015 and non-current liabilities of €213,743 and €26,491 in 2024 and 2023, respectively. The amounts of cash and other assets and liabilities divested in 2022 were not considered to be material.